Distribution Date:	08/15/25	BMO 2023-C5 Mortgage Trust
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2023-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	4		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	5			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	6		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	8		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	9-13			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	14-15
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	16-17		Association
Principal Prepayment Detail	18		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
				AskMidland@midlandls.com
Historical Detail	19		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Delinquency Loan Detail	20	Special Servicer	Rialto Capital Advisors, LLC
Collateral Stratification and Historical Detail	21		Attention: Liat Heller	liat.heller@rialtocapital.com
Specially Serviced Loan Detail - Part 1	22		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Specially Serviced Loan Detail - Part 2	23	Asset Representations	Park Bridge Lender Services LLC
		Reviewer & Operating
Modified Loan Detail	24	Advisor
Historical Liquidated Loan Detail	25		CMBS Notices	cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Trustee	Computershare Trust Company, N.A.
Interest Shortfall Detail - Collateral Level	27
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Supplemental Notes	28			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Controlling Class	RREF III-D AIV RR, LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	055988AA7	5.739600%	12,893,000.00	7,582,859.93	207,109.22	36,268.82	0.00	0.00	243,378.04	7,375,750.71	30.26%	30.00%
A-2	055988AB5	6.517600%	111,092,000.00	111,092,000.00	0.00	603,377.68	0.00	0.00	603,377.68	111,092,000.00	30.26%	30.00%
A-4	055988AC3	5.494300%	95,000,000.00	95,000,000.00	0.00	434,965.42	0.00	0.00	434,965.42	95,000,000.00	30.26%	30.00%
A-5	055988AD1	5.765300%	217,830,000.00	217,830,000.00	0.00	1,046,546.08	0.00	0.00	1,046,546.08	217,830,000.00	30.26%	30.00%
A-SB	055988AE9	5.994900%	13,883,000.00	13,883,000.00	0.00	69,356.00	0.00	0.00	69,356.00	13,883,000.00	30.26%	30.00%
A-S	055988AH2	6.162000%	70,824,000.00	70,824,000.00	0.00	363,681.24	0.00	0.00	363,681.24	70,824,000.00	19.16%	19.00%
B	055988AJ8	6.694710%	31,388,000.00	31,388,000.00	0.00	175,111.30	0.00	0.00	175,111.30	31,388,000.00	14.25%	14.13%
C	055988AK5	6.845410%	24,145,000.00	24,145,000.00	0.00	137,735.35	0.00	0.00	137,735.35	24,145,000.00	10.46%	10.38%
D	055988AQ2	4.000000%	12,877,000.00	12,877,000.00	0.00	42,923.33	0.00	0.00	42,923.33	12,877,000.00	8.45%	8.38%
E	055988AS8	4.000000%	6,438,000.00	6,438,000.00	0.00	21,460.00	0.00	0.00	21,460.00	6,438,000.00	7.44%	7.38%
F-RR	055988AU3	4.000000%	12,073,000.00	12,073,000.00	0.00	40,243.33	0.00	0.00	40,243.33	12,073,000.00	5.55%	5.50%
G-RR	055988AY5	4.000000%	8,048,000.00	8,048,000.00	0.00	26,826.67	0.00	0.00	26,826.67	8,048,000.00	4.29%	4.25%
J-RR*	055988BC2	4.000000%	27,364,241.00	27,364,241.00	0.00	42,926.56	0.00	0.00	42,926.56	27,364,241.00	0.00%	0.00%
R	055988BG3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	6.845410%	13,743,821.00	13,630,470.03	4,420.98	75,971.28	0.00	0.00	80,392.26	13,626,049.05	0.00%	0.00%
Regular SubTotal			657,599,062.00	652,175,570.96	211,530.20	3,117,393.06	0.00	0.00	3,328,923.26	651,964,040.76

X-A	055988AF6	0.943550%	450,698,000.00	445,387,859.93	0.00	350,204.76	0.00	0.00	350,204.76	445,180,750.71
X-B	055988AG4	0.420491%	126,357,000.00	126,357,000.00	0.00	44,276.67	0.00	0.00	44,276.67	126,357,000.00
X-D	055988AL3	2.845410%	12,877,000.00	12,877,000.00	0.00	30,533.62	0.00	0.00	30,533.62	12,877,000.00
X-E	055988AN9	2.845410%	6,438,000.00	6,438,000.00	0.00	15,265.62	0.00	0.00	15,265.62	6,438,000.00
XFRR	055988AW9	2.845410%	12,073,000.00	12,073,000.00	0.00	28,627.20	0.00	0.00	28,627.20	12,073,000.00
XGRR	055988BA6	2.845410%	8,048,000.00	8,048,000.00	0.00	19,083.22	0.00	0.00	19,083.22	8,048,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

XJRR	055988BE8	2.845410%	27,364,241.00	27,364,241.00	0.00	29,605.32	0.00	0.00	29,605.32	27,364,241.00
Notional SubTotal			643,855,241.00	638,545,100.93	0.00	517,596.41	0.00	0.00	517,596.41	638,337,991.71

Deal Distribution Total					211,530.20	3,634,989.47	0.00	0.00	3,846,519.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	055988AA7	588.13774374	16.06369503	2.81306290	0.00000000	0.00000000	0.00000000	0.00000000	18.87675793	572.07404871
A-2	055988AB5	1,000.00000000	0.00000000	5.43133331	0.00000000	0.00000000	0.00000000	0.00000000	5.43133331	1,000.00000000
A-4	055988AC3	1,000.00000000	0.00000000	4.57858337	0.00000000	0.00000000	0.00000000	0.00000000	4.57858337	1,000.00000000
A-5	055988AD1	1,000.00000000	0.00000000	4.80441666	0.00000000	0.00000000	0.00000000	0.00000000	4.80441666	1,000.00000000
A-SB	055988AE9	1,000.00000000	0.00000000	4.99575020	0.00000000	0.00000000	0.00000000	0.00000000	4.99575020	1,000.00000000
A-S	055988AH2	1,000.00000000	0.00000000	5.13500000	0.00000000	0.00000000	0.00000000	0.00000000	5.13500000	1,000.00000000
B	055988AJ8	1,000.00000000	0.00000000	5.57892507	0.00000000	0.00000000	0.00000000	0.00000000	5.57892507	1,000.00000000
C	055988AK5	1,000.00000000	0.00000000	5.70450818	0.00000000	0.00000000	0.00000000	0.00000000	5.70450818	1,000.00000000
D	055988AQ2	1,000.00000000	0.00000000	3.33333307	0.00000000	0.00000000	0.00000000	0.00000000	3.33333307	1,000.00000000
E	055988AS8	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F-RR	055988AU3	1,000.00000000	0.00000000	3.33333306	0.00000000	0.00000000	0.00000000	0.00000000	3.33333306	1,000.00000000
G-RR	055988AY5	1,000.00000000	0.00000000	3.33333375	0.00000000	0.00000000	0.00000000	0.00000000	3.33333375	1,000.00000000
J-RR	055988BC2	1,000.00000000	0.00000000	1.56871005	1.76462340	8.51878223	0.00000000	0.00000000	1.56871005	1,000.00000000
R	055988BG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	991.75258685	0.32167037	5.52766803	0.12979287	0.61532161	0.00000000	0.00000000	5.84933840	991.43091648

Notional Certificates
X-A	055988AF6	988.21796398	0.00000000	0.77702754	0.00000000	0.00000000	0.00000000	0.00000000	0.77702754	987.75843405
X-B	055988AG4	1,000.00000000	0.00000000	0.35040932	0.00000000	0.00000000	0.00000000	0.00000000	0.35040932	1,000.00000000
X-D	055988AL3	1,000.00000000	0.00000000	2.37117496	0.00000000	0.00000000	0.00000000	0.00000000	2.37117496	1,000.00000000
X-E	055988AN9	1,000.00000000	0.00000000	2.37117428	0.00000000	0.00000000	0.00000000	0.00000000	2.37117428	1,000.00000000
XFRR	055988AW9	1,000.00000000	0.00000000	2.37117535	0.00000000	0.00000000	0.00000000	0.00000000	2.37117535	1,000.00000000
XGRR	055988BA6	1,000.00000000	0.00000000	2.37117545	0.00000000	0.00000000	0.00000000	0.00000000	2.37117545	1,000.00000000
XJRR	055988BE8	1,000.00000000	0.00000000	1.08189809	1.28927676	5.87518068	0.00000000	0.00000000	1.08189809	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/25 - 07/30/25	30	0.00	36,268.82	0.00	36,268.82	0.00	0.00	0.00	36,268.82	0.00
A-2	07/01/25 - 07/30/25	30	0.00	603,377.68	0.00	603,377.68	0.00	0.00	0.00	603,377.68	0.00
A-4	07/01/25 - 07/30/25	30	0.00	434,965.42	0.00	434,965.42	0.00	0.00	0.00	434,965.42	0.00
A-5	07/01/25 - 07/30/25	30	0.00	1,046,546.08	0.00	1,046,546.08	0.00	0.00	0.00	1,046,546.08	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	69,356.00	0.00	69,356.00	0.00	0.00	0.00	69,356.00	0.00
X-A	07/01/25 - 07/30/25	30	0.00	350,204.76	0.00	350,204.76	0.00	0.00	0.00	350,204.76	0.00
X-B	07/01/25 - 07/30/25	30	0.00	44,276.67	0.00	44,276.67	0.00	0.00	0.00	44,276.67	0.00
X-D	07/01/25 - 07/30/25	30	0.00	30,533.62	0.00	30,533.62	0.00	0.00	0.00	30,533.62	0.00
X-E	07/01/25 - 07/30/25	30	0.00	15,265.62	0.00	15,265.62	0.00	0.00	0.00	15,265.62	0.00
A-S	07/01/25 - 07/30/25	30	0.00	363,681.24	0.00	363,681.24	0.00	0.00	0.00	363,681.24	0.00
B	07/01/25 - 07/30/25	30	0.00	175,111.30	0.00	175,111.30	0.00	0.00	0.00	175,111.30	0.00
C	07/01/25 - 07/30/25	30	0.00	137,735.35	0.00	137,735.35	0.00	0.00	0.00	137,735.35	0.00
D	07/01/25 - 07/30/25	30	0.00	42,923.33	0.00	42,923.33	0.00	0.00	0.00	42,923.33	0.00
E	07/01/25 - 07/30/25	30	0.00	21,460.00	0.00	21,460.00	0.00	0.00	0.00	21,460.00	0.00
F-RR	07/01/25 - 07/30/25	30	0.00	40,243.33	0.00	40,243.33	0.00	0.00	0.00	40,243.33	0.00
G-RR	07/01/25 - 07/30/25	30	0.00	26,826.67	0.00	26,826.67	0.00	0.00	0.00	26,826.67	0.00
J-RR	07/01/25 - 07/30/25	30	184,208.41	91,214.14	0.00	91,214.14	48,287.58	0.00	0.00	42,926.56	233,110.01
XFRR	07/01/25 - 07/30/25	30	0.00	28,627.20	0.00	28,627.20	0.00	0.00	0.00	28,627.20	0.00
XGRR	07/01/25 - 07/30/25	30	0.00	19,083.22	0.00	19,083.22	0.00	0.00	0.00	19,083.22	0.00
XJRR	07/01/25 - 07/30/25	30	124,777.98	64,885.40	0.00	64,885.40	35,280.08	0.00	0.00	29,605.32	160,769.86
VRR Interest	07/01/25 - 07/30/25	30	6,635.17	77,755.13	0.00	77,755.13	1,783.85	0.00	0.00	75,971.28	8,456.87
Totals			315,621.56	3,720,340.98	0.00	3,720,340.98	85,351.51	0.00	0.00	3,634,989.47	402,336.74

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,846,519.67
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,734,593.80	Master Servicing Fee	5,047.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,559.08
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	280.80
ARD Interest	0.00	Operating Advisor Fee	1,152.39
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.41
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,734,593.80	Total Fees	14,252.81

Principal		Expenses/Reimbursements
Scheduled Principal	211,530.20	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	61,955.68
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,395.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	211,530.20	Total Expenses/Reimbursements	85,351.51

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,634,989.47
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	211,530.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,846,519.67
Total Funds Collected	3,946,124.00	Total Funds Distributed	3,946,123.99

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	652,175,571.83	652,175,571.83	Beginning Certificate Balance	652,175,570.96
(-) Scheduled Principal Collections	211,530.20	211,530.20	(-) Principal Distributions	211,530.20
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	651,964,041.63	651,964,041.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	652,175,571.83	652,175,571.83	Ending Certificate Balance	651,964,040.76
Ending Actual Collateral Balance	651,964,041.63	651,964,041.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.87)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.87)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$4,999,999 or less	5	18,496,378.37	2.84%	91	6.7177	1.437696	1.49 or less	14	290,979,671.91	44.63%	87	7.0108	1.016898
$5,000,000 to $9,999,999		9	67,170,014.25	10.30%	84	6.8848	1.637668	1.50 to 1.59	3	22,816,872.63	3.50%	92	6.8213	1.573177
$10,000,000 to $19,999,999		14	190,661,872.63	29.24%	75	6.2513	1.772835	1.60 to 1.69	4	72,985,821.79	11.19%	67	6.5513	1.644305
$20,000,000 to $29,999,999		5	131,669,685.00	20.20%	80	7.0349	1.035193	1.70 to 1.79	2	46,716,000.00	7.17%	93	6.2432	1.790000
	$30,000,000 or greater	6	243,966,091.38	37.42%	85	6.6836	1.622696	1.80 to 1.89	3	36,631,000.00	5.62%	65	6.5656	1.861969
	Totals	39	651,964,041.63	100.00%	81	6.6499	1.544246	1.90 to 1.99	2	33,000,000.00	5.06%	89	5.5388	1.963030
								2.00 or greater	11	148,834,675.30	22.83%	74	6.3610	2.273549
								Totals	39	651,964,041.63	100.00%	81	6.6499	1.544246
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	22	6,264,111.02	0.96%	93	6.9100	2.290000
							Industrial	22	164,667,107.91	25.26%	80	6.3361	1.911703
California	30	52,660,000.01	8.08%	70	5.0023	1.907619
							Lodging	6	97,197,224.11	14.91%	88	7.3906	0.948353
Connecticut	1	565,411.76	0.09%	31	6.1380	2.220000
							Mixed Use	1	15,000,000.00	2.30%	90	5.9411	1.300000
Florida	15	60,006,164.77	9.20%	90	6.6333	1.594144
							Multi-Family	16	77,297,000.00	11.86%	92	6.8782	1.412081
Georgia	5	9,304,529.41	1.43%	78	6.6149	1.624908
							Office	8	75,438,176.47	11.57%	67	6.2922	1.443222
Illinois	8	22,327,000.00	3.42%	93	6.7841	1.968856
							Other	1	29,500,000.00	4.52%	92	6.8300	1.070000
Indiana	2	56,130,821.79	8.61%	74	6.8317	1.719659
							Retail	134	183,531,533.14	28.15%	77	6.6211	1.724242
Kansas	6	16,914,327.26	2.59%	88	6.8093	2.011773
							Self Storage	2	9,333,000.00	1.43%	93	6.6075	1.530004
Louisiana	57	13,507,104.89	2.07%	93	6.9100	2.290000
							Totals	190	651,964,041.63	100.00%	81	6.6499	1.544246
Michigan	1	37,500,000.00	5.75%	90	6.5210	2.450000

Mississippi	9	2,746,713.01	0.42%	93	6.9100	2.290000

Missouri	5	16,743,491.72	2.57%	94	7.1264	0.944850

Nevada	3	1,041,176.47	0.16%	31	6.1380	2.220000

New Jersey	3	69,000,009.70	10.58%	67	6.6784	0.895797

New York	4	97,000,000.00	14.88%	76	6.9893	0.969691

North Carolina	2	64,865,151.94	9.95%	92	6.8949	1.406249

Ohio	3	39,000,000.00	5.98%	92	6.9100	1.490000

Oklahoma	3	11,480,762.64	1.76%	63	6.5079	2.097986

Pennsylvania	3	27,836,000.00	4.27%	82	6.1562	2.005170

South Carolina	1	7,350,000.00	1.13%	32	7.6500	2.710000

Texas	2	16,046,872.63	2.46%	92	7.0011	1.582012

Virginia	3	12,958,000.00	1.99%	92	6.5341	1.546788

Washington	2	10,716,392.62	1.64%	91	7.2983	0.725335

Totals	190	651,964,041.63	100.00%	81	6.6499	1.544246

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.99999% or less	1	15,000,000.00	2.30%	76	3.7000	2.210000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.99999%	1	10,000,000.00	1.53%	79	4.1100	1.970000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% to 5.99999%	3	45,000,000.00	6.90%	51	5.8737	1.526667	25 months to 36 months	37	626,964,041.63	96.17%	81	6.7609	1.521527
	6.00000% to 6.49999%	5	115,865,000.00	17.77%	68	6.1930	1.942030	37 months to 48 months	2	25,000,000.00	3.83%	77	3.8640	2.114000
	6.50000% to 6.99999%	19	301,739,944.89	46.28%	92	6.7837	1.649219	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% to 7.49999%	6	89,009,087.04	13.65%	93	7.1094	1.449693	Totals	39	651,964,041.63	100.00%	81	6.6499	1.544246
	7.50000% or greater	4	75,350,009.70	11.56%	65	7.6614	0.445368
	Totals	39	651,964,041.63	100.00%	81	6.6499	1.544246
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	112,350,000.00	17.23%	32	6.5526	1.614584	Interest Only	27	435,118,000.00	66.74%	77	6.4201	1.650561
	61 to 114 months	33	539,614,041.63	82.77%	91	6.6701	1.529601	298 months or less	1	25,169,675.30	3.86%	93	6.9100	2.290000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	345 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	651,964,041.63	100.00%	81	6.6499	1.544246	Totals	39	651,964,041.63	100.00%	81	6.6499	1.544246
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	78,130,821.79	11.98%	92	6.9951	1.570134			No outstanding loans in this group
	12 months or less	32	493,726,219.84	75.73%	82	6.6157	1.538969
	13 months to 24 months	5	80,107,000.00	12.29%	69	6.5234	1.551523
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	651,964,041.63	100.00%	81	6.6499	1.544246
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30321674	RT	Raleigh	NC	Actual/360	6.910%	378,705.96	49,818.98	0.00	N/A	05/06/33	--	63,645,088.57	63,595,269.59	08/06/25
2	30321677	IN	Various	FL	Actual/360	6.210%	225,878.40	0.00	0.00	N/A	05/01/33	--	42,240,000.00	42,240,000.00	08/01/25
3A1	30509712	LO	Indianapolis	IN	Actual/360	7.080%	238,747.59	29,525.97	0.00	N/A	04/06/33	--	39,160,347.76	39,130,821.79	08/06/25
4	30509702	MF	Cincinnati	OH	Actual/360	6.910%	232,060.83	0.00	0.00	N/A	04/06/33	--	39,000,000.00	39,000,000.00	01/06/25
5A2-1-A	30530247	RT	Auburn Hills	MI	Actual/360	6.521%	70,191.32	0.00	0.00	N/A	02/01/33	--	12,500,000.00	12,500,000.00	08/01/25
5A2-3	30530249				Actual/360	6.521%	84,229.58	0.00	0.00	N/A	02/01/33	--	15,000,000.00	15,000,000.00	08/01/25
5A3-3	30530252				Actual/360	6.521%	56,153.06	0.00	0.00	N/A	02/01/33	--	10,000,000.00	10,000,000.00	08/01/25
6A6	30321678	Various Various		Various	Actual/360	6.138%	158,565.00	0.00	0.00	N/A	03/11/28	--	30,000,000.00	30,000,000.00	07/11/25
7A2-2	30509855	OF	Jersey City	NJ	Actual/360	5.840%	75,433.33	0.00	0.00	N/A	04/06/28	--	15,000,000.00	15,000,000.00	07/06/25
7A6-1	30509708				Actual/360	5.840%	75,433.33	0.00	0.00	N/A	04/06/28	--	15,000,000.00	15,000,000.00	07/06/25
8A	30509756	OF	Rosedale	NY	Actual/360	6.605%	170,629.17	0.00	0.00	N/A	05/06/33	--	30,000,000.00	30,000,000.00	08/06/25
9	30509688	98	Harrison	NY	Actual/360	6.830%	173,500.97	0.00	0.00	N/A	04/06/33	--	29,500,000.00	29,500,000.00	08/06/25
10	30509791	RT	Bohemia	NY	Actual/360	7.650%	184,450.00	0.00	0.00	N/A	06/06/28	--	28,000,000.00	28,000,000.00	08/06/25
11A1	30509753	RT	Various	Various	Actual/360	6.910%	150,361.02	99,904.13	0.00	N/A	05/06/33	--	25,269,579.43	25,169,675.30	08/06/25
12	30321679	LO	Cape May	NJ	Actual/360	7.500%	168,017.01	15,526.80	0.00	N/A	06/06/33	--	26,015,536.50	26,000,009.70	08/06/25
13	30321680	IN	Philadelphia	PA	Actual/360	6.160%	122,002.22	0.00	0.00	N/A	05/01/33	--	23,000,000.00	23,000,000.00	08/01/25
14A2	30321578	IN	Various	Various	Actual/360	6.805%	46,878.89	0.00	0.00	N/A	12/06/32	--	8,000,000.00	8,000,000.00	08/06/25
14A4	30321580				Actual/360	6.805%	49,808.82	0.00	0.00	N/A	12/06/32	--	8,500,000.00	8,500,000.00	08/06/25
14A5	30321581				Actual/360	6.805%	35,715.85	0.00	0.00	N/A	12/06/32	--	6,095,000.00	6,095,000.00	08/06/25
15	30321681	IN	Indianapolis	IN	Actual/360	6.260%	91,639.44	0.00	0.00	N/A	05/06/28	--	17,000,000.00	17,000,000.00	08/06/25
16	30321682	MF	Branson	MO	Actual/360	7.140%	96,836.25	0.00	0.00	N/A	06/06/33	--	15,750,000.00	15,750,000.00	12/06/24
17A9	30530262	MU	West Hollywood	CA	Actual/360	5.941%	76,738.84	0.00	0.00	N/A	02/06/33	--	15,000,000.00	15,000,000.00	08/06/25
18A2-C	30509366	RT	La Habra	CA	Actual/360	3.700%	47,791.67	0.00	0.00	N/A	12/05/31	--	15,000,000.00	15,000,000.00	08/05/25
19	30509689	LO	Kissimmee	FL	Actual/360	7.990%	96,323.89	0.00	0.00	N/A	04/06/33	--	14,000,000.00	14,000,000.00	08/06/25
20	30509776	IN	Edgewater Park	NJ	Actual/360	6.970%	78,025.28	0.00	0.00	N/A	06/06/33	--	13,000,000.00	13,000,000.00	08/06/25
21	30321683	IN	San Antonio	TX	Actual/360	7.090%	74,490.29	9,093.76	0.00	N/A	05/06/33	--	12,200,966.39	12,191,872.63	08/06/25
22	30509787	IN	Loves Park	IL	Actual/360	7.010%	67,728.28	0.00	0.00	N/A	06/05/33	--	11,220,000.00	11,220,000.00	08/05/25
23A1	30508519	IN	San Francisco	CA	Actual/360	4.110%	35,391.67	0.00	0.00	N/A	03/05/32	--	10,000,000.00	10,000,000.00	08/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	30509769	OF	Brooklyn	NY	Actual/360	6.750%	55,218.75	0.00	0.00	N/A	05/06/33	--	9,500,000.00	9,500,000.00	08/06/25
25	30321684	MF	Macon	GA	Actual/360	6.723%	43,911.46	0.00	0.00	N/A	01/01/33	--	7,585,000.00	7,585,000.00	08/01/25
26	30509681	LO	Aiken	SC	Actual/360	7.650%	48,418.13	0.00	0.00	N/A	04/06/28	--	7,350,000.00	7,350,000.00	08/06/25
27	30321685	SS	Springfield	VA	Actual/360	6.600%	39,783.33	0.00	0.00	N/A	05/01/33	--	7,000,000.00	7,000,000.00	08/01/25
28	30509630	LO	Seattle	WA	Actual/360	7.325%	41,083.96	4,618.18	0.00	N/A	03/06/33	--	6,513,632.43	6,509,014.25	08/06/25
29	30321686	MF	Chicago	IL	Actual/360	6.556%	37,434.94	0.00	0.00	N/A	03/01/33	--	6,631,000.00	6,631,000.00	11/01/24
30	30321687	MF	Chicago	IL	Actual/360	6.556%	25,269.01	0.00	0.00	N/A	03/01/33	--	4,476,000.00	4,476,000.00	11/01/24
31	30509637	LO	SeaTac	WA	Actual/360	7.258%	26,313.08	3,042.38	0.00	N/A	03/06/33	--	4,210,420.75	4,207,378.37	08/06/25
32	30321688	MF	College Station	TX	Actual/360	6.720%	22,307.60	0.00	0.00	N/A	01/01/33	--	3,855,000.00	3,855,000.00	06/01/25
33	30321689	OF	Richmond	VA	Actual/360	6.345%	19,806.09	0.00	0.00	N/A	01/06/33	--	3,625,000.00	3,625,000.00	08/06/25
34	30321690	SS	Alexandria	VA	Actual/360	6.630%	13,319.49	0.00	0.00	N/A	06/01/33	--	2,333,000.00	2,333,000.00	08/01/25
Totals							3,734,593.80	211,530.20	0.00				652,175,571.83	651,964,041.63
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	9,714,172.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,916,629.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	07/11/25	9,750,000.00	114,117.66	173,432.15	1,472,304.82	52,011.79	0.00
5A2-1-A	30,103,617.31	7,753,524.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-3	30,103,617.31	7,753,524.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3-3	30,103,617.31	7,753,524.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	62,372,400.00	0.00	--	--	--	0.00	0.00	158,242.08	158,242.08	0.00	0.00
7A2-2	23,607,527.75	0.00	--	--	--	0.00	0.00	75,401.04	75,401.04	0.00	0.00
7A6-1	23,607,527.75	0.00	--	--	--	0.00	0.00	75,401.04	75,401.04	0.00	0.00
8A	4,276,685.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,183,679.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,896,761.51	312,602.52	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	10,347,749.99	3,258,840.92	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,870,164.24	(226,819.16)	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,020,921.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2	8,255,146.00	2,149,051.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14A4	8,255,146.00	2,149,051.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14A5	8,255,146.00	2,149,051.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,179,206.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,053,538.58	0.00	--	--	07/11/25	644,540.58	7,795.13	92,618.57	751,010.32	0.00	0.00
17A9	23,923,223.60	5,218,863.72	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18A2-C	7,769,928.63	8,003,985.26	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	468,979.85	296,367.45	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,825,590.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,700,766.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,516,815.44	1,816,685.69	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23A1	3,115,914.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	422,760.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	803,030.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,713,790.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	745,419.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	542,139.27	118,485.63	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	9,746.60	0.00
29	0.00	0.00	--	--	04/11/25	0.00	0.00	36,620.45	323,320.49	0.00	0.00
30	0.00	0.00	--	--	04/11/25	0.00	0.00	24,719.22	218,245.01	0.00	0.00
31	275,088.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	375,949.00	402,087.58	01/01/25	06/30/25	--	0.00	0.00	21,834.09	43,070.92	0.00	0.00
33	403,773.12	414,572.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	228,178.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	313,954,601.50	49,323,398.94				10,394,540.58	121,912.79	658,268.64	3,116,995.72	61,758.39	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	1	3,855,000.00	0	0.00	4	65,857,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.649856%	6.624476%	81
07/17/25	1	3,855,000.00	0	0.00	4	65,857,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.649969%	6.624590%	82
06/17/25	1	30,000,000.00	0	0.00	4	65,857,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.650104%	6.624727%	83
05/16/25	0	0.00	0	0.00	4	65,857,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.650216%	6.624840%	84
04/17/25	0	0.00	1	39,000,000.00	3	26,857,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.650349%	6.624975%	85
03/17/25	1	39,000,000.00	1	15,750,000.00	2	11,107,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.650459%	6.625087%	86
02/18/25	1	39,000,000.00	3	26,857,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.650636%	6.625266%	87
01/17/25	1	15,750,000.00	0	0.00	3	50,107,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.650744%	6.625375%	88
12/17/24	0	0.00	2	11,107,000.00	1	39,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.650852%	6.625484%	89
11/18/24	0	0.00	0	0.00	3	50,107,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.650981%	6.625615%	90
10/18/24	0	0.00	3	50,107,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.651086%	6.625722%	91
09/17/24	3	50,107,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.651214%	6.625851%	92
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30509702	01/06/25	6	6	173,432.15	1,472,304.82	57,721.79	39,000,000.00	07/26/24	2
6A6	30321678	07/11/25	0	A	158,242.08	158,242.08	0.00	30,000,000.00	03/31/25	11
7A2-2	30509855	07/06/25	0	A	75,401.04	75,401.04	0.00	15,000,000.00
7A6-1	30509708	07/06/25	0	A	75,401.04	75,401.04	0.00	15,000,000.00
16	30321682	12/06/24	7	6	92,618.57	751,010.32	13,032.44	15,750,000.00	02/06/25	98
29	30321686	11/01/24	8	6	36,620.45	323,320.49	2,301.75	6,631,000.00	07/26/24	2
30	30321687	11/01/24	8	6	24,719.22	218,245.01	2,301.75	4,476,000.00	07/26/24	2
32	30321688	06/01/25	1	1	21,834.09	43,070.92	0.00	3,855,000.00
Totals					658,268.64	3,116,995.72	75,357.73	129,712,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		112,350,000	112,350,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		539,614,042	469,902,042	69,712,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	651,964,042	582,252,042	3,855,000	0	65,857,000	0
Jul-25	652,175,572	582,463,572	3,855,000	0	65,857,000	0
Jun-25	652,420,437	556,563,437	30,000,000	0	65,857,000	0
May-25	652,629,231	586,772,231	0	0	65,857,000	0
Apr-25	652,871,463	587,014,463	0	39,000,000	26,857,000	0
Mar-25	653,077,553	587,220,553	39,000,000	15,750,000	11,107,000	0
Feb-25	653,386,775	587,529,775	39,000,000	26,857,000	0	0
Jan-25	653,589,771	587,732,771	15,750,000	0	50,107,000	0
Dec-24	653,791,550	603,684,550	0	11,107,000	39,000,000	0
Nov-24	654,027,034	603,920,034	0	0	50,107,000	0
Oct-24	654,226,193	604,119,193	0	50,107,000	0	0
Sep-24	654,459,154	604,352,154	50,107,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30509702	39,000,000.00	39,000,000.00	60,600,000.00	03/02/23	4,158,572.38	1.49000	--	04/06/33	I/O
6A6	30321678	30,000,000.00	30,000,000.00	1,051,080,000.00	--	58,824,426.00	2.22000	06/30/24	03/11/28	I/O
16	30321682	15,750,000.00	15,750,000.00	26,500,000.00	03/16/23	978,538.58	0.86000	09/30/24	06/06/33	I/O
29	30321686	6,631,000.00	6,631,000.00	8,300,000.00	03/21/25	792,813.00	1.80000	12/31/23	03/01/33	333
30	30321687	4,476,000.00	4,476,000.00	5,800,000.00	03/21/25	533,951.00	1.79000	12/31/23	03/01/33	333
Totals		95,857,000.00	95,857,000.00	1,152,280,000.00		65,288,300.96

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					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	30509702	MF	OH	07/26/24	2
	8/11/2025 - Borrower remains non-compliant with cash management and reporting requirements. Foreclosure complaint was filed on 7/2/25.

6A6	30321678	Various	Various	03/31/25	11

7/8/2025 - The Loan transferred to SS on 3/31/25 due to a potential default associated with properties with a total ALA representing over 40% of total $425MM ALA having been rejected in BK court. The subject Loan is a $425MM1st lien, fixed-

rate, interest -only, mortgage loan. The $425MM Loan is comprised of 9 notes, secured by the fee and leasehold interest in 42, primarily grocery store properties. The 42 Properties, which were 100% leased to six tenants, pursuant to triple net

(GÇ£NNNGÇ¥) leases, consisted of 31 retail Properties, 7 industrial, and 4 office Properties located in 8 states. In 3Q24, the tenants in the 3 largest properties filed BK. The BKGÇÖs ultimately resulted in the rejection of leases on 9 of the pools 42 properties by 3/31/25. Those lease rejections represented 45% of the LoanGÇÖs ALA. The Borrower contacted the Master in 3/25 and self-reported. The 2023 UW appraisals have GÇ£go darkGÇ¥ values that allow the Trust to quantify the potential diminution of value associated with t he subject buildings going dark. The go dark values indicate a drop $178.1MM, which results in a Loan LTV of only 48.68%. The Borrower has entered into a 6-mos. forbearance, which requires the Loan remains current, while the Borrower works to get below the 40% level. The BorrowerGÇÖs marketing efforts for the 9 dark properties produced sale of the smallest dark property (ALA $250M) in June and Lender received net

	proceeds of $450M. The net proceeds will be held until the ALA default is resolved.
16	30321682	MF	MO	02/06/25	98

8/11/2025 - Special Servicer is in the process of determining next steps for this Loan. Borrower has executed PNL and is cooperating with Special Servicer. As of 7/28/2025, Borrower and Special Servicer are working to finalize an Equity

	Transfer, in connection with a Bring-Current to return the Loan to the Master Servicer.

29	30321686	MF	IL	07/26/24	2
	8/11/2025 - Borrower remains non-compliant with cash management and reporting requirements. Foreclosure complaint was filed on 6/5/25. Receivership hearing scheduled for 7/30/25.

30	30321687	MF	IL	07/26/24	2
	8/11/2025 - Borrower remains non-compliant with cash management and reporting requirements. Foreclosure complaint was filed on 6/5/25. Receivership order entered on 7/22/25.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14A2	30321578	0.00	6.80500%	0.00	6.80500%	8	04/08/24	04/08/24	04/26/24
14A4	30321580	0.00	6.80500%	0.00	6.80500%	8	04/08/24	04/08/24	04/26/24
14A5	30321581	0.00	6.80500%	0.00	6.80500%	8	04/08/24	04/08/24	04/26/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	8,395.83	0.00	0.00	57,994.22	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,000.00	0.00	0.00	3,961.46	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	23,395.83	0.00	0.00	61,955.68	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		85,351.51

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28